Operating Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Operating Assets and Liabilities
Summary of equipment

Equipment
USD '000
Cost:
At January 1, 2016	401
Additions	31
Disposals	(3)
Exchange differences	(15)

At December 31, 2016	414
Additions	3
Disposals	(363)
Exchange difference	12

At December 31, 2017	66

Accumulated Depreciation:
At January 1, 2016	49
Depreciation charge for the year	109
Disposals	(3)
Exchange difference	(9)

At December 31, 2016	146
Depreciation charge for the year	19
Disposals	(363)
Impairment (see below)	208
Exchange difference	44

At December 31, 2017	54

Net book value:
At December 31, 2016	268

At December 31, 2017	12

Summary of depreciation expense

	Year Ended December 31,
	2017	2016	2015
	USD '000	USD '000	USD '000
Research and development costs	224	106	34
General and administrative costs	3	3	3

Total	227	109	37

Summary of prepaid expenses

	December 31,
	2017	2016
	USD '000	USD '000
Advanced payments to contract research and manufacturing organizations	—	132
Insurance	421	450
Other	81	74

Total	502	656

Summary of other receivables
	December 31,
	2017	2016
	USD '000	USD '000
VAT receivables	513	305
Accrued interest income	—	117
Other receivables	5	5

Total	518	427

Summary of accrued liabilities

	December 31,
	2017	2016
	USD '000	USD '000
Accrued amounts due in accordance with the Amendment (Note 3.4)	11,757	—
Professional advisors	910	4,042
Contract research and manufacturing organizations	77	715
Other	299	310

Total	13,043	5,067